Segment Information (Detail) - Successor $ in Millions	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)		Dec. 31, 2016 USD ($) Segment		Sep. 30, 2017 USD ($) Segment		Dec. 31, 2016 USD ($) Segment	Oct. 03, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments (in reportable segments) | Segment			2		2		2
Operating revenues	$ 1,833		$ 1,191		$ 4,487
Depreciation and amortization	178		216		519
Operating income (loss)	452		(161)		658
Interest expense and related charges	76		60		169
Income tax benefit	251		(70)		284
Net income (loss)	273		(163)		325
Capital expenditures			89
Unrealized mark-to-market net losses on interest rate swaps	3		(11)		(3)
Total assets	15,000		15,167		15,000		$ 15,167	$ 15,161
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues	(656)	[1]	(171)	[2]	(1,406)	[1]
Depreciation and amortization			(1)
Interest expense and related charges			(5)
Total assets	1,629		2,462		1,629		2,462
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	10		11		30
Operating income (loss)	(14)		(17)		(47)
Interest expense and related charges			66
Income tax benefit			70
Net income (loss)	(203)		(26)		(405)
Wholesale Generation Segment [Member]
Segment Reporting Information [Line Items]
Operating revenues	1,203	[1]	450	[2]	2,757	[1]
Depreciation and amortization	60		53		167
Operating income (loss)	469		(255)		651
Interest expense and related charges			(1)
Net income (loss)	469		(251)		653
Capital expenditures			84
Wholesale Generation Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	7,445		6,952		7,445		6,952
Retail Electric Segment [Member]
Segment Reporting Information [Line Items]
Operating revenues	1,286	[1]	912	[2]	3,136	[1]
Depreciation and amortization	108		153		322
Operating income (loss)	(3)		111		54
Interest expense and related charges			0
Net income (loss)	7		114		77
Capital expenditures			5
Retail Electric Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	5,926		5,753		5,926		$ 5,753
Operating revenues [Member] | Wholesale Generation Segment [Member]
Segment Reporting Information [Line Items]
Unrealized mark-to-market net losses on interest rate swaps	137		182		204
Operating revenues [Member] | Wholesale Generation Segment [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Unrealized mark-to-market net losses on interest rate swaps	89		113		171
Operating revenues [Member] | Retail Electric Segment [Member]
Segment Reporting Information [Line Items]
Unrealized mark-to-market net losses on interest rate swaps	2		$ 6		11
Fuel, Purchased Power Costs And Delivery Fees [Member] | Retail Electric Segment [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Unrealized mark-to-market net losses on interest rate swaps	$ (89)				$ (171)

[1]	For the three and nine months ended September 30, 2017, includes third-party unrealized net gains from mark-to-market valuations of commodity positions of $137 million and $204 million, respectively, recorded to the Wholesale Generation segment and $2 million and $11 million, respectively, recorded to the Retail Electricity segment. In addition, for the three and nine months ended September 30, 2017, unrealized net gains with affiliate of $89 million and $171 million, respectively, were recorded to operating revenues for the Wholesale Generation segment and corresponding unrealized net losses with affiliate of $(89) million and $(171) million, respectively, were recorded to fuel, purchased power costs and delivery fees for the Retail Electricity segment, with no impact to consolidated results.
[2]	Includes third-party unrealized net losses from mark-to-market valuations of commodity positions of $182 million recorded to the Wholesale Generation segment and $6 million recorded to the Retail Electricity segment. In addition, an unrealized net loss with an affiliate of $113 million was recorded to the Wholesale Generation segment which is eliminated in the consolidated results.